UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):[   ] is a restatement.
                                       [   ] adds new holding
                                             entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File No: 028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Christine M. Smyth
Title:      Development Director
Phone:      (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth     Milwaukee, WI    August 5, 2002
------------------------  ---------------  ----------------
    (Signature)            (City/State)        (Date)

Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:None


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        58

Form 13F Information Table Value Total: $ 172,955 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None



Marietta Investment Partners
FORM 13F
30-Jun-02

                                                                                                Voting Authority
                               Title of             Value   Shares/  Sh/ Put/ Invstmt  Other    --------------------
Name of Issuer                   class     CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Mgrs     Sole    Shrd   None
------------------------------ --------- --------- -------- -------- --- ---- ------- -------- -------- ------ -------
3M CO.                            COM    88579Y101      223    1,812 SH        Sole               1,812
ABBOTT LABS                       COM    002824100    1,924   51,100 SH        Sole              51,100
AIR PRODS & CHEMS INC.            COM    009158106    1,402   27,769 SH        Sole              27,769
AMERICAN INTL GROUP               COM    026874107   10,848  158,992 SH        Sole             158,992
AMGEN INC.                        COM    031162100    3,939   94,050 SH        Sole              94,050
ANADARKO PETE CORP.               COM    032511107    1,008   20,449 SH        Sole              20,449
ANHEUSER BUSCH COS INC.           COM    035229103      538   10,755 SH        Sole              10,755
APACHE CORP.                      COM    037411105      887   15,435 SH        Sole              15,435
AUTOMATIC DATA PROCESS            COM    053015103    5,177  118,875 SH        Sole             118,875
BP PLC                            COM    055622104      378    7,489 SH        Sole               7,489
BRISTOL MYERS SQUIBB              COM    110122108      374   14,550 SH        Sole              14,550
CARDINAL HEALTH INC.              COM    14149Y108    3,537   57,597 SH        Sole              57,597
CHEVRONTEXACO CORP.               COM    166764100      333    3,760 SH        Sole               3,760
CISCO SYS INC.                    COM    17275R102    2,409  172,655 SH        Sole             172,655
CITIGROUP INC.                    COM    172967101    5,111  131,890 SH        Sole             131,890
COCA COLA CO.                     COM    191216100    1,145   20,441 SH        Sole              20,441
EMERSON ELEC CO.                  COM    291011104    3,757   70,208 SH        Sole              70,208
EXXON MOBIL CORP.                 COM    30231G102    2,025   49,485 SH        Sole              49,485
FEDERAL NATL MTG ASSN.            COM    313586109    1,311   17,772 SH        Sole              17,772
FIFTH THIRD BANCORP               COM    316773100    3,154   47,324 SH        Sole              47,324
FISERV INC.                       COM    337738108    8,060  219,554 SH        Sole             219,554
GALLAGHER ARTHUR J & CO.          COM    363576109    1,018   29,373 SH        Sole              29,373
GENERAL ELEC CO.                  COM    369604103    8,886  305,901 SH        Sole             305,901
HOME DEPOT INC.                   COM    437076102    3,686  100,354 SH        Sole             100,354
ILLINOIS TOOL WKS INC.            COM    452308109      577    8,450 SH        Sole               8,450
INTEL CORP.                       COM    458140100    3,345  183,101 SH        Sole             183,101
INTERNATIONAL BUS MACH            COM    459200101    2,254   31,303 SH        Sole              31,303
JOHNSON & JOHNSON                 COM    478160104    6,273  120,038 SH        Sole             120,038
KIMBERLY CLARK CORP.              COM    494368103    5,321   85,826 SH        Sole              85,826
KOHLS CORP.                       COM    500255104    7,987  113,965 SH        Sole             113,965
MARSHALL & ILSLEY CORP.           COM    571834100      923   29,848 SH        Sole              29,848
MBNA CORP.                        COM    55262L100    3,285   99,348 SH        Sole              99,348
MCDONALDS CORP.                   COM    580135101      394   13,842 SH        Sole              13,842
MEDTRONIC INC.                    COM    585055106   10,251  239,230 SH        Sole             239,230
MERCK & CO INC.                   COM    589331107    2,432   48,032 SH        Sole              48,032
MICROSOFT CORP.                   COM    594918104    7,578  138,544 SH        Sole             138,544
MOLEX INC CL A                    COM    608554200    5,586  203,633 SH        Sole             203,633
OMNICOM GROUP INC.                COM    681919106    1,637   35,750 SH        Sole              35,750
PAYCHEX INC.                      COM    704326107    2,008   64,180 SH        Sole              64,180
PENFORD CORP.                     COM    707051108      965   53,300 SH        Sole              53,300
PENWEST PHARMACEUTICAL            COM    709754105      493   25,259 SH        Sole              25,259
PEPSICO INC.                      COM    713448108      305    6,319 SH        Sole               6,319
PFIZER INC.                       COM    717081103    4,099  117,114 SH        Sole             117,114
PROCTER & GAMBLE CO.              COM    742718109    3,395   38,021 SH        Sole              38,021
ROYAL DUTCH PETE CO NY REG GLD    COM    780257804    1,862   33,682 SH        Sole              33,682
RPM INC. OHIO                     COM    749685103    1,084   71,100 SH        Other                           71,100
SALOMON BROTHERS FD               COM    795477108      266   25,000 SH        Sole              25,000
SARA LEE CORP.                    COM    803111103      270   13,074 SH        Sole              13,074
SBC COMMUNICATIONS INC.           COM    78387G103      478   15,677 SH        Sole              15,677
STATE STR CORP.                   COM    857477103    7,025  157,151 SH        Sole             157,151
TARGET CORP.                      COM    87612E106      678   17,800 SH        Sole              17,800
TEXAS INSTRS INC.                 COM    882508104    2,061   86,968 SH        Sole              86,968
TRI CONTL CORP.                   COM    895436103      448   27,831 SH        Sole              27,831
US BANCORP DEL                    COM    902973304    1,590   68,103 SH        Sole              68,103
VERIZON COMMUNICATIONS            COM    92343V104    3,861   96,159 SH        Sole              96,159
WAL MART STORES INC.              COM    931142103    3,396   61,728 SH        Sole              61,728
WALGREEN CO.                      COM    931422109    4,367  113,049 SH        Sole             113,049
WELLS FARGO & CO.                 COM    949746101    5,331  106,493 SH        Sole             106,493

REPORT SUMMARY                    58                172,955